Notes to the Assets of the Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Summary of Cash and Cash Equivalents

in 000’ €	12/31/2019	12/31/2018
Bank Balances and Cash in Hand	44,314	45,476
Impairment	0	(16)

Cash and Cash Equivalents	44,314	45,460

Summary of Available-For-Sale Financial Assets

			Gross Unrealized
in 000’ €	Maturity	Cost	Gains	Losses	Market Value
December 31, 2019
Money Market Funds	daily	20,330	125	0	20,455

Total					20,455

December 31, 2018
Money Market Funds	daily	44,718	0	(137)	44,581

Total					44,581

Summary of Bonds, Available-For-Sale
Since January 1, 2018, realized and unrealized gains and losses on money market funds held or sold were recognized in the finance result in profit or loss in accordance with IFRS 9. The sale of f
i
nancial assets resulted in a net gain of € 0.4 million in 2019 (2018: net losses of less than € 0.1 million). In 2017, in accordance with IAS 39, the Group recognized a net gain of less than € 0.1 million in profit or loss resulting from the sale of financial assets previously recognized in equity.

in 000’ €	Maturity	Cost	Unrealized Interest Gain	Impairment	Carrying amount
December 31, 2019
Term Deposits, Current Portion	4 - 12 Months	207,846	90	(201)	207,735
Corporate Bonds	More than 12 Months	10,000	1	0	10,001
Term Deposits, Net of Current Portion	More than 12 Months	75,000	18	(97)	74,921

Total					292,657

December 31, 2018
Term Deposits, Current Portion	4 - 12 Months	219,720	2	(744)	218,978

Commercial Papers	4 - 12 Months	50,000	0	(55)	49,945

Term Deposits, Net of Current Portion	More than 12 Months	96,090	12	(353)	95,749

Total					364,672

Summary of Property, Plant and Equipment

in 000’ €	Office and Laboratory Equipment	Furniture and Fixtures	Total
Cost
January 1, 2019	17,658	939	18,597

Additions	1,647	1,452	3,099
Disposals	(919)	(1)	(920)

December 31, 2019	18,386	2,390	20,776

Accumulated Depreciation and Impairment
January 1, 2019	14,758	308	15,066

Depreciation Charge for the Year	1,805	161	1,966
Impairment	10	0	10
Disposals	(919)	0	(919)

December 31, 2019	15,654	469	16,123

Carrying Amount
January 1, 2019	2,900	631	3,531

December 31, 2019	2,732	1,921	4,653

Cost
January 1, 2018	17,335	2,501	19,836

Additions	1,780	41	1,821
Disposals	(1,457)	(1,603)	(3,060)

December 31, 2018	17,658	939	18,597

Accumulated Depreciation and Impairment
January 1, 2018	14,490	1,820	16,310

Depreciation Charge for the Year	1,723	89	1,812
Disposals	(1,455)	(1,601)	(3,056)

December 31, 2018	14,758	308	15,066

Carrying Amount
January 1, 2018	2,845	681	3,526

December 31, 2018	2,900	631	3,531

Summary of Depreciation
Depreciation is contained in the following line items of profit or loss.

in 000’ €	2019	2018	2017
Research and Development	1,478	1,398	1,672
Research and Development (Impairment)	10	0	0
Selling	92	87	0
General and Administrative	396	327	297

Total	1,976	1,812	1,969

Summary of quantitative information about right-of-use assets
The development of the
right-of-use
assets and lease liabilities in the 20
1
9 financial year is shown below.

	Right-of-Use Assets				Lease Liabilities
in 000’ €	Building	Cars	Technical Equipment	Total
Balance as of January 1, 2019	42,094	244	168	42,506	40,783
Additions	3,009	138	312	3,459	4,122
Depreciation of Right-of-Use Assets	(2,517)	(144)	(144)	(2,805)	0
Interest Expenses on Lease Liabilities	0	0	0	0	932
Lease Payments	0	0	0	0	(3,280)

Balance as of December 31, 2019	42,586	238	336	43,160	42,557

Summary Of Maturity Analysis Of Lease Liabilities Explanatory
The maturity analysis of the lease liabilities as of December 31, 2019 is as follows.

December 31, 2019; in 000’ € Contractual Maturities of Financial Liabilities	Up to One Year	Between One and Five Years	More than Five Years	Total Contractual Cash Flows	Carrying Amount Liabilities
Lease Liabilities	3,515	13,460	33,883	50,858	42,557

Summary of Intangible Assets

in 000’ €	Patents	Licenses	In-process R&D Programs	Software	Goodwill	Total
Cost
January 1, 2019	17,585	23,896	52,159	5,644	11,041	110,325

Additions	449	0	0	114	0	563

December 31, 2019	18,034	23,896	52,159	5,758	11,041	110,888

Accumulated Amortization and Impairment
January 1, 2019	13,646	21,369	15,140	5,440	7,365	62,960

Amortization Charge for the Year	1,209	72	0	211	0	1,492
Impairment	198	105	1,335	0	0	1,639

December 31, 2019	15,053	21,546	16,475	5,651	7,365	66,091

Carrying Amount
January 1, 2019	3,939	2,527	37,019	204	3,676	47,365

December 31, 2019	2,981	2,350	35,684	107	3,676	44,798

Cost
January 1, 2018	16,995	23,896	52,159	5,853	11,041	109,944

Additions	590	0	0	55	0	645
Disposals	0	0	0	(264)	0	(264)

December 31, 2018	17,585	23,896	52,159	5,644	11,041	110,325

Accumulated Amortization and Impairment
January 1, 2018	12,326	20,897	0	5,198	3,676	42,097

Amortization Charge for the Year	1,320	112	0	506	0	1,938
Impairment	0	360	15,140	0	3,689	19,189
Disposals	0	0	0	(264)	0	(264)

December 31, 2018	13,646	21,369	15,140	5,440	7,365	62,960

Carrying Amount
January 1, 2018	4,669	2,999	52,159	655	7,365	67,847

December 31, 2018	3,939	2,527	37,019	204	3,676	47,365

Summary of Amortization of Intangible Assets
Amortization was included in the following line items of profit or loss.

in 000’ €	2019	2018	2017
Research and Development	1,444	1,822	1,958
Research and Development (Impairment)	1,639	19,189	9,864
Selling	11	25	0
General and Administrative	37	91	103

Total	3,131	21,127	11,925

Summary of Investment at fair value change

	Currency	Stake in %	Equity in Domestic Currency	Profit / Loss for the Year in Domestic Currency
adivo GmbH, Martinsried, Germany	€	19.9	120,581	(276,947)
Vivoryon Therapeutics AG, Haale (Saale), Germany	€	13.4	1,542,624	(7,703,473)

Summary of Change in Investments	The change in the investment in adivo GmbH is shown below.

in 000’ €	2019	2018
Opening Balance	232	0
Additions	0	359
Disposals	0	0
Through Other Comprehensive Income	155	(127)
Through Profit or Loss	0	0

Closing Balance	387	232

Summary of Prepaid Expenses and Other Assets, Net of Current Portion	This line item consists of the following:

in 000’ €	12/31/2019	12/31/2018
Prepaid Expenses, Net of Current Portion	134	2,199
Other Current Assets	1,002	783

Total	1,136	2,982

IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Summary of expected impact of initial application of new standards or interpretations
In the 2019 financial year, IFRS 16 had the following effects on the statement of profit or loss:

in 000’ €	2019
Depreciation of Right-of-Use Assets	(2,805)
Interest Expenses on Lease Liabilities	(932)
Expenses for Short Term Leases	0
Expenses for Leases of Low Value Assets	(41)

Total	(3,778)